Investment Strategy	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Jan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from January 1 to December 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.60% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.86%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.60%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of January 1, 2026 to December 31, 2026, each subsequent Outcome Period will be a one-year period from January 1 to December 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JANT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JANT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Jan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from January 1 to December 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.47% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.73%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.47%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of January 1, 2026 to December 31, 2026, each subsequent Outcome Period will be a one-year period from January 1 to December 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JANW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JANW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Feb ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from February 1 to January 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.47% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.73%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.47%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of February 1, 2026 to January 31, 2027, each subsequent Outcome Period will be a one-year period from February 1 to January 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/FEBT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/FEBT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Feb ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from February 1 to January 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.58% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.84%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.58%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of February 1, 2026 to January 31, 2027, each subsequent Outcome Period will be a one-year period from February 1 to January 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/FEBW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/FEBW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from March 1 to February 28 (or 29), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is [ ]% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to [ ]%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: [ ]%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of March 1, 2026 to February 28, 2027, each subsequent Outcome Period will be a one-year period from March 1 to February 28 (or 29). The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MART.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MART, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from March 1 to February 28 (or 29), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is [ ]% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to [ ]%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: [ ]%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of March 1, 2026 to February 28, 2027, each subsequent Outcome Period will be a one-year period from March 1 to February 28 (or 29). The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MARW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MARW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from April 1 to March 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.51% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.77%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.51%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of April 1, 2025 to March 31, 2026, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/APRT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/APRT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from April 1 to March 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.92% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 10.18%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.92%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of April 1, 2025 to March 31, 2026, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/APRW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/APRW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from May 1 to April 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 17.50% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 16.76%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 17.50%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of May 1, 2025 to April 30, 2026, each subsequent Outcome Period will be a one-year period from May 1 to April 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MAYT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MAYT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from May 1 to April 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 11.99% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 11.25%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 11.99%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of May 1, 2025 to April 30, 2026, each subsequent Outcome Period will be a one-year period from May 1 to April 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MAYW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MAYW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from June 1 to May 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.72% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.98%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.72%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2025 to May 31, 2026, each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JUNT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JUNT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from June 1 to May 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 11.02% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 10.28%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 11.02%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2025 to May 31, 2026, each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JUNW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JUNW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from July 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.28% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.54%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.28%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of July 1, 2025 to June 30, 2026, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JULT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JULT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from July 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.58% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.84%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.58%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of July 1, 2025 to June 30, 2026, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JULW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JULW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from August 1 to July 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 15.23% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.49%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 15.23%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of August 1, 2025 to July 31, 2026, each subsequent Outcome Period will be a one-year period from August 1 to July 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/AUGT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/AUGT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from August 1 to July 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.77% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 10.03%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.77%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of August 1, 2025 to July 31, 2026, each subsequent Outcome Period will be a one-year period from August 1 to July 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/AUGW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/AUGW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 14.69% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 13.95%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 14.69%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2025 to August 31, 2026, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.27% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.53%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.27%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2025 to August 31, 2026, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from October 1 to September 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 14.87% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 14.13%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 (the "1940 Act"), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes "non-diversified" due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 14.87%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2025 to September 30, 2026, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/OCTT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/OCTT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from October 1 to September 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 10.29% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 9.55%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 10.29%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2025 to September 30, 2026, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/OCTW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/OCTW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from November 1 to October 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 16.76% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 16.02%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 16.76%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of November 1, 2025 to October 31, 2026, each subsequent Outcome Period will be a one-year period from November 1 to October 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/NVBT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/NVBT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from November 1 to October 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 11.36% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 10.62%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 11.36%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of November 1, 2025 to October 31, 2026, each subsequent Outcome Period will be a one-year period from November 1 to October 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/NVBW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/NVBW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer10 Dec ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from December 1 to November 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 16.61% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 15.87%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 16.61%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of December 1, 2025 to November 30, 2026, each subsequent Outcome Period will be a one-year period from December 1 to November 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/DECT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/DECT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity Buffer20 Dec ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from December 1 to November 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 11.26% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 10.52%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 11.26%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of December 1, 2025 to November 30, 2026, each subsequent Outcome Period will be a one-year period from December 1 to November 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/DECW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/DECW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from July 1 to December 31 or January 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 6.99% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 6.62%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 6.99%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of January 1, 2026 to June 30, 2026, each subsequent Outcome Period will be a six-month period from July 1 to December 31 or January 1 to June 30. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six-month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXJ.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXJ, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from February 1 to July 31 or August 1 to January 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 7.45% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 7.08%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

•	The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 7.45%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of February 1, 2026 to July 31, 2026, each subsequent Outcome Period will be a six-month period from February 1 to July 31 or August 1 to January 31. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six-month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXF.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXF, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from September 1 to February 28 (or 29) or from March 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is [ ]% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to [ ]%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

•	The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: [ ]%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of March 1, 2026 to August 31, 2026, each subsequent Outcome Period will be a six-month period from September 1 to February 28 (or 29) or from March 1 to August 31. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six-month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXP.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXP, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from April 1 to September 30 or October 1 to March 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 7.22% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 6.85%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 7.22%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2025 to March 31, 2026, each subsequent Outcome Period will be a six-month period from April 1 to September 30 or October 1 to March 31. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six-month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXO.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXO, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from May 1 to October 31 or November 1 to April 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 8.04% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 7.67%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

•	The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 8.04%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of November 1, 2025 to April 30, 2026, each subsequent Outcome Period will be a six-month period from May 1 to October 31 or November 1 to April 30. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six-month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXZ.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXZ, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from June 1 to November 30 or December 1 to May 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and to provide downside protection via the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 7.90% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 7.53%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be reduced by the Fund’s unitary management fee and further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through its investments in FLEX Options that reference the Underlying ETF, the Fund had significant exposure to the information technology sector as of January 31, 2026.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

•	The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 7.90%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of December 1, 2025 to May 31, 2026, each subsequent Outcome Period will be a six-month period from June 1 to November 30 or December 1 to May 31. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six-month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease for each Outcome Period. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period tied to the same Underlying ETF beginning after the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXD.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXD, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.